SEGMENTS, GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of long-lived assets by geographic location) (Details) - Geographic Concentration Risk [Member] - Percentage of Long-lived Assets [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from External Customer [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
Israel [Member]
Revenue from External Customer [Line Items]
Concentration Risk, Percentage	45.00%	48.00%
US [Member]
Revenue from External Customer [Line Items]
Concentration Risk, Percentage	22.00%	24.00%
Germany [Member]
Revenue from External Customer [Line Items]
Concentration Risk, Percentage	28.00%	22.00%
Other [Member]
Revenue from External Customer [Line Items]
Concentration Risk, Percentage	5.00%	6.00%